Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2026	Apr. 30, 2026	Jan. 31, 2026	Oct. 31, 2025	Sep. 16, 2025
C000263958 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,056	$ 10,775	$ 10,308	$ 10,076	$ 10,000
Solactive GBS Global Markets All Cap USD Index [Member]
Account Value [Line Items]
Accumulated Value	$ 11,598	$ 11,151	$ 10,745	$ 10,282	$ 10,000